Business combination - Allocation of the purchase price as of the date of acquisition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)
Allocation of the purchase price as of the date of acquisition
Goodwill	¥ 73,663	$ 11,559
Pinzhi
Allocation of the purchase price as of the date of acquisition
Net liabilities acquired				¥ (1,468)
Goodwill				50,833
Deferred tax liabilities				(11,525)
Purchase price as of the date of acquisition				83,940
Pinzhi | Content
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets				31,500
Pinzhi | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets				13,000
Pinzhi | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets				¥ 1,600
Yincheng Limited
Allocation of the purchase price as of the date of acquisition
Net assets acquired			¥ 1,945
Goodwill			22,830
Deferred tax liabilities			(3,600)
Purchase price as of the date of acquisition			35,575
Yincheng Limited | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets			12,000
Yincheng Limited | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets			¥ 2,400